Segment information - Reportable Segments (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Segment Information
Service cost	$ (38,771)	₨ (2,922,929)	₨ (4,282,803)	₨ (4,930,757)
Other income	2,117	159,631	263,785	90,001
Finance costs	(2,564)	(193,287)	(263,290)	(153,056)
Depreciation and amortisation expense	(8,839)	(666,369)	(581,746)	(425,600)
Impairment of goodwill	(2,945)	(221,999)
Finance income	778	58,641	41,310	91,912
Share of loss of joint venture	(143)	(10,784)	(12,772)	(10,559)
Change in fair value of warrants - gain/(loss)	1	94	1,667,193	(563,253)
Loss before taxes	(10,220)	(770,390)	(1,145,758)	(3,995,089)
Tax expense	(926)	(69,805)	(47,837)	(56,887)
Loss for the year	$ (11,146)	(840,195)	(1,193,595)	(4,051,976)
Reportable Segments
Segment Information
Segment revenue		8,745,725	12,930,031	12,248,513
Service cost		(2,922,929)	(4,282,803)	(4,930,757)
Segment results		5,822,796	8,647,228	7,317,756
Other income		159,631	263,785	90,001
Unallocated expenses		(5,719,112)	(10,907,467)	(10,342,290)
Operating loss (before depreciation and amortization)		263,315	(1,996,454)	(2,934,533)
Finance costs		(193,287)	(263,290)	(153,056)
Depreciation and amortisation expense		(666,369)	(581,746)	(425,600)
Impairment of goodwill		(221,999)
Finance income		58,641	41,310	91,912
Share of loss of joint venture		(10,784)	(12,772)	(10,559)
Change in fair value of warrants - gain/(loss)		94	1,667,193	(563,253)
Loss before taxes		(770,390)	(1,145,758)	(3,995,089)
Tax expense		(69,805)	(47,837)	(56,887)
Loss for the year		(840,195)	(1,193,596)	(4,051,976)
Air Ticketing
Segment Information
Segment revenue		3,957,989	5,708,152	5,012,931
Segment results		3,957,989	5,708,152	5,012,931
Hotels and Packages
Segment Information
Segment revenue		3,707,534	6,162,926	6,628,236
Service cost		(2,922,929)	(4,282,803)	(4,930,757)
Segment results		784,605	1,880,123	1,697,479
Others
Segment Information
Segment revenue		1,080,202	1,058,953	607,346
Segment results		₨ 1,080,202	₨ 1,058,953	₨ 607,346